Accounts Receivable (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of major customers [line items]
Allowance for credit losses	$ 1,459,243	$ 139,370	$ 44,579
Allowance against accounts receivable	1,319,873	94,791
Trade and other current receivables	$ 2,831,942	$ 10,406,906
Two Customers [Member]
Disclosure of major customers [line items]
Percentage of accounts receivable	30.00%	67.00%